Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Capital Lease Obligations	Capital Lease Obligations

	December 31,	December 31,
	2015	2014
	$	$
Suezmax Tankers	59,127	63,550
Less current portion	(4,546)	(4,422)

Long-term portion	54,581	59,128

Schedule of Repayments of Capital Leases Including Imputed Interest

As at December 31, 2015, the remaining commitments under the two capital leases, including the purchase obligations for the two Suezmax tankers, approximated $65.9 million, including imputed interest of $6.8 million, repayable from 2016 through 2018, as indicated below:

Year	Commitment
2016	$7,673
2017	$30,953
2018	$27,296